LONG-TERM LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
LONG-TERM LEASE OBLIGATIONS
LONG-TERM LEASE OBLIGATIONS

NOTE 10. LONG-TERM LEASE OBLIGATIONS

        The Company enters into operating leases covering its retail store locations. The Company is the primary lessor of the majority of all leased retail store locations and sublets the locations to individual franchisees. The leases generally provide for an initial term of between five and ten years, and may include renewal options for varying terms thereafter. The leases require minimum monthly rental payments and a pro rata share of landlord allocated common operating expenses. Most retail leases also require additional rentals based on a percentage of sales in excess of specified levels. According to the individual lease specifications, real estate taxes, insurance and other related costs may be included in the rental payment or charged in addition to rent. Other lease expenses relate to and include distribution facilities, transportation equipment, data processing equipment and automobiles.

        As the Company is the primary lessee for the majority of the franchise store locations, it is ultimately liable for the lease payments to the landlord. The Company makes the payments to the landlord directly, and then bills the franchisee for reimbursement of this cost. If a franchisee defaults on its sub-lease and its sub-lease is terminated, the Company has in the past converted, and expects in the future to, convert any such franchise store into a corporate store and fulfill the remaining lease obligation.

        The composition of the Company's rental expense included the following components:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Retail stores:
Rent on long-term operating leases	$120,170	$114,861	$110,365
Landlord related taxes	16,940	15,929	16,498
Common operating expenses	31,969	30,402	29,398
Percent rent	20,824	17,903	15,899

	189,903	179,095	172,160
Truck fleet	4,979	4,491	4,740
Other	11,883	11,557	11,189

	$206,765	$195,143	$188,089

        Rent on long-term operating leases is net of sublease income of $33.7 million, $32.6 million and $33.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Minimum future obligations for non-cancelable operating leases with initial or remaining terms of at least one year in effect at December 31, 2011 are as follows:

	Company Retail Stores	Franchise Retail Stores	Other	Sublease Income	Total
	(in thousands)
2012	$113,968	$23,722	$3,708	$(23,722)	$117,676
2013	92,328	17,699	3,250	(17,699)	95,580
2014	74,760	12,557	2,553	(12,557)	77,313
2015	58,071	8,740	1,431	(8,740)	59,501
2016	43,748	4,794	1,047	(4,794)	44,796
Thereafter	73,536	6,893	119	(6,893)	73,656

	$456,412	$74,405	$12,110	$(74,405)	$468,520